Old Mutual Funds II
Supplement Dated June 10, 2010

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added as the first paragraph of the section of the Prospectus entitled “More About Investment Strategies and Risks” on page 67:

Affiliated Money Market Funds.  The Funds maintain cash reserves (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses).  Commencing in the second half of 2010, each of the Funds will invest its cash reserves in the Old Mutual Cash Reserves Fund, in accordance with Rule 12d1-1 under the 1940 Act.

The paragraph entitled “Securities of Other Investment Companies”, located on page 68 under the section of the Prospectus entitled “More About Investment Strategies and Risks”, is hereby restated as follows:

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act and any rules, exemptive orders, no-action letters or interpretive guidance thereunder.  The Funds may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7, as amended, under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by a Fund with respect to its purchase of securities of other investment companies are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

The following is added under section of the Prospectus entitled “Investment Adviser and Sub-Advisers – The Portfolio Managers - Old Mutual Analytic U.S. Long/Short Fund”:

Ryan Brown serves as Portfolio Manager, a position he has held since April 2010.  Mr. Brown served as a Portfolio Analyst with Analytic Investors from January 2007 to April 2010.  Mr. Brown is responsible for the ongoing research efforts for U.S. equity-based investment strategies. Prior to joining Analytic Investors, Mr. Brown worked for Beekman Capital Management as a research analyst from June 2006 to December 2006.  Mr. Brown has a BA from Brigham Young University and a MS from the University of Utah.

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Distributed by Old Mutual Investment Partners
R-10-033  06/2010

Old Mutual Funds II
Supplement Dated JUNE 10, 2010

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added as the first paragraph of the section of the Prospectus entitled “More About Investment Strategies and Risks” on page 84:

Affiliated Money Market Funds.  The Funds maintain cash reserves (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses).  Commencing in the second half of 2010, each of the Funds will invest its cash reserves in the Old Mutual Cash Reserves Fund, in accordance with Rule 12d1-1 under the 1940 Act.

The paragraph entitled “Securities of Other Investment Companies”, located on page 85 under the section of the Prospectus entitled “More About Investment Strategies and Risks”, is hereby restated as follows:

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act and any rules, exemptive orders, no-action letters or interpretive guidance thereunder.  The Funds may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7, as amended, under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by a Fund with respect to its purchase of securities of other investment companies are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

The following is added under section of the Prospectus entitled “Investment Adviser and Sub-Advisers – The Portfolio Managers - Old Mutual Analytic U.S. Long/Short Fund”:

Ryan Brown serves as Portfolio Manager, a position he has held since April 2010.  Mr. Brown served as a Portfolio Analyst with Analytic Investors from January 2007 to April 2010.  Mr. Brown is responsible for the ongoing research efforts for U.S. equity-based investment strategies. Prior to joining Analytic Investors, Mr. Brown worked for Beekman Capital Management as a research analyst from June 2006 to December 2006.  Mr. Brown has a BA from Brigham Young University and a MS from the University of Utah.

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Distributed by Old Mutual Investment Partners
R-10-035  06/2010

Old Mutual Funds II

Supplement Dated june 10, 2010

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Non-Fundamental Investment Restriction Number 6, on page 5, is hereby amended and restated as follows:

Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.  A Fund may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

The following is added as a third paragraph under the section of the SAI entitled “Other Permitted Investments – Investment Company Shares”:

The Funds may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7, as amended, under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by a Fund with respect to investment of its cash reserves in an affiliated or unaffiliated money market fund are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

The following is added to the disclosure contained in EXHIBIT C – PORTFOLIO MANAGER DISCLOSURE in the SAI:

INVESTMENTS IN EACH FUND:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Ryan Brown	Analytic U.S. Long/Short Fund	$1 - $10,000 (as of April 1, 2010)

OTHER MANAGED ACCOUNTS

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Ryan Brown	None (as of April 1, 2010)

The following replaces, in its entirety, the disclosure contained in EXHIBIT C of the SAI in the section entitled “CONFLICTS OF INTEREST – Analytic”:

Charging different fees

A conflict can arise when accounts are each charged differing fees by an adviser, especially when some accounts are charged fixed rates while others are performance-based.  This conflict can lead to investment allocations of better performing assets to accounts tied to performance-based fee schedules.

Personal investments by Employees

A conflict can arise when an employee (particularly a portfolio manager) may invest personally in the same securities considered for investment in client accounts.  Potential issues may involve the timing of personal trades compared to those of client accounts, the use of confidential client information for personal profit and more generally the potential for personal interests to conflict with the interests of the firm’s clients.

Short Selling

In spite of legitimate investment reasons, a portfolio manager who sells short a security for one account and buy long the same security for another account in large trades can distort the market with short sales depressing the value of a security and long purchases inflating the value of a security; moreover, prior to the purchase or sale of that same security through another account creates incentive to sequence those transactions as to favor one account over another account.

Sequencing Trades

When a portfolio manager places the same trade for a security for different accounts in sequence, a large trade may affect the price of security. The incentive exists in the potentiality of decreasing or increasing a security’s value before the purchase or sale of that same security in another account, therefore favoring one account over another account.

Cross Trading

When a portfolio manager plans to sell a security held in an account to another account in such a way that the transactions are not recorded through the exchange an incentive may exist to execute cross trades that favor one account over another account.

Aggregation and Allocation of Transactions

A conflict can arise when a portfolio manager through the process of aggregation meets a purchase minimum for one account by causing another account to also make a purchase or to increase the possibility of future participation in offering by an underwriter may provide an incentive for a portfolio manager to cause one account to participate in aggregated trades. The SEC recommends an adviser to use fund brokerage commissions to obtain research that benefits the adviser’s other clients, which include clients that do not generate brokerage commissions or those from which the adviser receives the greatest amount of compensation for its advisory services.

Brokerage Commission Allocation

According to Section 28(e) of the Securities Exchange Act of 1934, soft dollar commissions earned through brokerage transactions for one account may be used to obtain research for another account. However, the possibility of obtaining research for one account earned at the expense of another account may provide an incentive to favor one account over another in allocating soft dollar credits.

Directed Brokerage/Commission Recapture Programs

A conflict could potentially arise in deciding when to trade non-directed brokerage accounts relative to brokerage directed accounts that would have otherwise been traded at the same time.

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Distributed by Old Mutual Investment Partners
R-10-034  06/2010